Commitments and Contingencies - Future Minimum Payments under Finance Leases with Initial Terms of One Year or More (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	$ 94
Less: amount representing finance charges	(4)
Present value of minimum lease payment	90
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	47
Present value of minimum lease payment	44
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum payments	47
Present value of minimum lease payment	$ 46